Basis of Preparation and Summary of Significant Accounting Policies - Disclosure of Estimated Useful Lives for the Current and Comparative (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	21 years
Bottom of range [member] | Mobile network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	4 years
Bottom of range [member] | Fixed network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	3 years
Bottom of range [member] | Call center equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	4 years
Bottom of range [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	2 years
Bottom of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	4 years
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	3 years
Top of range [member] | Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	25 years
Top of range [member] | Mobile network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	20 years
Top of range [member] | Fixed network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	25 years
Top of range [member] | Call center equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	8 years
Top of range [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	10 years
Top of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	6 years
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives Useful lives of property, plant and equipment	5 years